Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Mar. 31, 2014
Symons Small Cap Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION – SYMONS SMALL CAP INSTITUTIONAL FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Symons Small Cap Institutional Fund (the “Small Cap Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Small Cap Fund’s performance. During the most recent fiscal year, the Small Cap Fund’s portfolio turnover rate was 52% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflect the adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Small Cap Fund seeks to achieve its objective by investing primarily in a diversified portfolio of small capitalization companies. The Small Cap Fund’s investment adviser, Symons Capital Management, Inc., manages the Small Cap Fund using a “core” investment strategy, pursuant to which the Small Cap Fund will purchase small cap stocks at what the adviser believes are attractive prices, and that appear to have strong potential for capital appreciation over the long-term. The adviser typically allocates the Small Cap Fund’s investments among a broad cross-section of market sectors and industries, so long as small cap stocks with attractive valuations are available for purchase in these sectors and industries. The sectors and industries that the adviser believes present the best opportunities for investment vary over time. As a result, the Small Cap Fund’s investments may, at times, tilt towards growth stocks with an emphasis on capital appreciation and, at other times, tilt towards value stocks with an emphasis on preservation of capital.

The adviser utilizes market capitalization and daily trading volume screens to identify approximately 2,000 small cap companies that are possible candidates for investment by the Small Cap Fund. The adviser defines “small cap” companies as those with market capitalizations of $2 billion or less at the time of purchase. In addition, the adviser looks for an average daily trading volume that demonstrates a level of liquidity that is acceptable to the adviser. The adviser then evaluates a number of additional factors in order to initially reduce the universe to approximately 50-70 issuers that fit the adviser’s basic investment criteria. The adviser performs a fundamental analysis of potential candidates to identify those small cap companies that the adviser believes present the best opportunities for investment by the Small Cap Fund. Pursuant to the adviser’s core investment strategy, the Small Cap Fund purchases securities of small cap companies that the adviser believes have sustainable business models, over the long-term, and that are trading at attractive prices. The Small Cap Fund typically holds a diversified portfolio of approximately 45-70 stocks among a broad cross-section of market sectors and industries. However, there may be times when the Small Cap Fund may hold a large portion of its assets in any one sector at a given time.

Under normal circumstances, the Small Cap Fund typically invests at least 80% of its net assets in equity securities of small capitalization companies. Equity securities in which the Small Cap Fund may invest include common stocks and common stock equivalents (such as rights, warrants and convertible securities), preferred stocks, shares of equity real estate investment trusts (“REITs”), and shares of other investment companies, including open-end and closed-end funds and exchange-traded funds (“ETFs”) whose portfolios primarily consist of equity securities. The Small Cap Fund may invest in inverse and leveraged ETFs. Inverse ETFs seek to provide investment results that match a certain percentage of the inverse of the results of a specific index on a daily or monthly basis, while leveraged ETFs seek to multiply the return, or the inverse of the return, of the tracked index (e.g., twice the return). The Small Cap Fund also may invest in ETFs whose portfolios primarily consist of commodities. The Small Cap Fund may invest in equity securities of foreign issuers, directly or through American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Small Cap Fund may use options for purposes consistent with its investment objective, such as hedging or risk management. The Small Cap Fund may buy (hold) or write (sell) put and call options on assets, such as securities, currencies, financial commodities, and indices of debt and equity securities and enter into closing transactions with respect to such options to terminate an existing position.

To the extent consistent with its obligation to invest under normal circumstances at least 80% of its net assets in equity securities of small cap companies, the Small Cap Fund may invest up to 20% of its net assets in securities other than small cap securities or it may invest in cash or money market mutual funds, investment grade, short-term money market instruments, including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents.

		The Small Cap Fund also may continue to hold a portfolio security notwithstanding the fact that the issuer’s market capitalization has subsequently increased above $2 billion.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risks, and the Small Cap Fund cannot guarantee that it will achieve its investment objective. An investment in the Small Cap Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Small Cap Fund’s returns and share price will fluctuate, and you may lose money by investing in the Small Cap Fund. Below are some of the specific risks of investing in the Small Cap Fund.
  General. Investors should carefully consider their risk tolerance before investing. As with all mutual fund investments, loss of money is a risk of investing. Please read the other risks detailed below that apply to investing in the Small Cap Fund.
  Market Risk. Market risk includes the possibility that the Small Cap Fund’s investments in equity securities will decline because of falls in the stock market, reducing the value of individual companies’ stocks regardless of the success or failure of an individual company’s operations.
  Small and Medium Cap Company Risk. Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies. Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Small Cap Fund’s portfolio.
  Value Style Risk. Investing in “value” stocks presents the risk that the stocks may never reach what the adviser believes are their full market values, either because the market fails to recognize what the adviser considers to be the companies’ true business values or because the adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.
  Growth Style Risk. Investments in growth stocks include the risk that the adviser’s perceptions of a company’s growth potential may be wrong, or the securities purchased may not perform as expected, causing losses to the Small Cap Fund.
  Management Risk. The adviser’s strategy and the strategies employed by the portfolio managers of the underlying funds in which the Small Cap Fund may invest may fail to produce the intended results.
  Company Risk. The value of the Small Cap Fund may decrease in response to the activities and financial prospects of an individual company in the Small Cap Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.
  Sector/Industry Risk. From time to time, the Small Cap Fund may have overweighted positions in particular market sectors and/or industries, which can be more volatile or underperform relative to the market as a whole.
  REIT Risk. When the Small Cap Fund invests in REITs, it is subject to risks generally associated with investing in real estate and risks related specifically to their structure and focus. REITs may also be less liquid and experience more price volatility than other publicly traded securities.
  Foreign Securities Risk. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Small Cap Fund’s investments.
  Risks of Other Investment Companies. When the Small Cap Fund invests in an underlying mutual fund or ETF, the Small Cap Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Small Cap Fund will incur higher expenses, many of which may be duplicative. In addition, the Small Cap Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). ETFs are subject to additional risks such as the fact that its shares may trade at a market price above or below its net asset value or an active market may not develop. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered speculative, including the use of derivative transactions and short selling techniques. To the extent that the Small Cap Fund invests in ETFs that invest in commodities, the Small Cap Fund will be subject to the risk that the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives which expose them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of the trade will default).
  Options Risk. There are risks that option writing strategies the Small Cap Fund uses will not be successful due to market behavior or unexpected events. In buying call and put options, the Small Cap Fund may forego its investment should the options fail to reach their strike prices before expiration. In selling call and put options, the Small Cap Fund receives a premium, but may be required to sell or buy the underlying asset at a disadvantageous price.
  Portfolio Turnover Risk. The Small Cap Fund’s investment strategy may result in a high portfolio turnover rate. High portfolio turnover may result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes. These factors may negatively affect the Small Cap Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Small Cap Fund’s returns and share price will fluctuate, and you may lose money by investing in the Small Cap Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Small Cap Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Small Cap Fund’s investment results have varied from year to year. The table below shows how the Small Cap Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Small Cap Fund. Past performance of the Small Cap Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Small Cap Fund’s investment results have varied from year to year. The table below shows how the Small Cap Fund’s average annual total returns compare over time to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877)-679-6667
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.scm-funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Small Cap Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31ST
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter, 2009, 31.01% Worst Quarter: 3rd Quarter, 2011, (16.16)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Small Cap Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Small Cap Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

		Current performance of the Small Cap Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877)-679-6667, a toll-free number, or data current to the most recent quarter end may be accessed on the Small Cap Fund’s website at www.scm-funds.com.
Symons Small Cap Institutional Fund | Symons Small Cap Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of the amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.76%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.89%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.30%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.59%	[2]
1 year	rr_ExpenseExampleYear01	$ 162
3 years	rr_ExpenseExampleYear03	641
5 years	rr_ExpenseExampleYear05	1,286
10 years	rr_ExpenseExampleYear10	$ 3,020
2009	rr_AnnualReturn2009	49.22%
2010	rr_AnnualReturn2010	24.39%
2011	rr_AnnualReturn2011	(8.51%)
2012	rr_AnnualReturn2012	4.41%
2013	rr_AnnualReturn2013	19.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.16%)
1 Year	rr_AverageAnnualReturnYear01	19.60%
5 Years	rr_AverageAnnualReturnYear05	16.22%
Since Inception	rr_AverageAnnualReturnSinceInception	3.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 06, 2008
Symons Small Cap Institutional Fund | Return After Taxes on Distributions | Symons Small Cap Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.35%
5 Years	rr_AverageAnnualReturnYear05	15.72%
Since Inception	rr_AverageAnnualReturnSinceInception	3.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 06, 2008
Symons Small Cap Institutional Fund | Return After Taxes on Distributions and Sale of Fund Shares | Symons Small Cap Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.30%
5 Years	rr_AverageAnnualReturnYear05	13.28%
Since Inception	rr_AverageAnnualReturnSinceInception	3.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 06, 2008
Symons Small Cap Institutional Fund | Russell 2000 Index® (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	38.82%
5 Years	rr_AverageAnnualReturnYear05	20.08%
Since Inception	rr_AverageAnnualReturnSinceInception	10.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 06, 2008

[1]	The adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees; taxes; any indirect expenses, such as fees and expenses incurred by other investment companies in which the Fund may invest; and extraordinary litigation expenses do not exceed 1.56% of the Small Cap Fund's average daily net assets through March 31, 2016. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each fee waiver and expense reimbursement is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense or reimbursement was incurred, provided that the Fund is able to make the repayment without exceeding the 1.56% expense limitation described above.
[2]	(After Fee Waiver/Expense Reimbursement)